SHARE CAPITAL AND SHARE APPLICATION MONIES (Details Narrative)						12 Months Ended
	Apr. 21, 2023 SGD ($) shares	Apr. 18, 2023 USD ($) $ / shares	Apr. 18, 2023 SGD ($)	Jan. 26, 2023 SGD ($) shares	Jan. 17, 2023	Dec. 31, 2022 SGD ($) shares	Apr. 18, 2023 SGD ($) shares	Apr. 18, 2022 SGD ($) shares
IfrsStatementLineItems [Line Items]
Shares issued | shares						486,485	2,412,369	478,230
Received amount from shareholders								$ 1,141,395
Total consideration						$ 1,222,650
Reverse stock split					1-for-380.83
Shares issued | $ / shares		$ 4.00
Gross proceeds		$ 9,806,729	$ 12,938,017
Offering cost							$ 1,630,993
Convertible Loan [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	589,509			82,990
Debt instruments held				$ 250,000
Increase (decrease) through conversion of convertible instruments, equity	$ 2,999,995			$ 499,996
Related Party Loan [member]
IfrsStatementLineItems [Line Items]
Debt instruments held	$ 1,500,000
Share application monies [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares						478,230
Total consideration						$ 1,141,395